UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Floating Rate High Income Fund

December 31, 2015

SFR-QTLY-0216
1.924295.104

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 90.2%(a)
	Principal Amount	Value
Aerospace - 0.5%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (b)	$365,514	$360,488
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	1,979,899	1,925,452

TOTAL AEROSPACE		2,285,940

Automotive & Auto Parts - 1.3%
Chrysler Group LLC term loan 3.25% 12/31/18 (b)	664,171	657,197
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (b)	1,481,250	1,299,175
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	1,642,236	1,179,668
Tranche 2LN, term loan 10% 11/27/21 (b)	1,425,000	1,054,500
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (b)	538,636	504,007
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (b)	689,459	658,434

TOTAL AUTOMOTIVE & AUTO PARTS		5,352,981

Broadcasting - 0.9%
Clear Channel Communications, Inc. Tranche D, term loan 7.1739% 1/30/19 (b)	2,330,000	1,626,014
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (b)	987,519	970,237
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	979,432	956,905

TOTAL BROADCASTING		3,553,156

Building Materials - 1.2%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (b)	579,877	574,258
GYP Holdings III Corp. Tranche 2LN, term loan 7.75% 4/1/22 (b)	1,580,000	1,445,700
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (b)	498,750	489,398
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	997,500	945,131
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (b)	838,750	830,363
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (b)	638,625	625,853

TOTAL BUILDING MATERIALS		4,910,703

Cable/Satellite TV - 4.6%
Altice SA Tranche B, term loan 4.25% 12/14/22 (b)	3,867,227	3,777,005
Charter Communications Operating LLC:
Tranche F, term loan 3% 1/3/21 (b)	1,364,654	1,335,655
Tranche H, term loan 3.25% 8/24/21 (b)	1,000,000	990,180
Tranche I, term loan 3.5% 1/24/23 (b)	2,685,000	2,679,415
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	1,000,000	997,190
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (b)	2,206,766	2,120,702
Tranche B 1LN, term loan 4.5625% 7/20/22 (b)	620,000	591,424
Tranche B 2LN, term loan 4.5% 5/8/20 (b)	1,909,153	1,834,696
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	2,000,000	1,917,860
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (b)	410,000	401,927
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (b)	992,500	954,974
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (b)	554,681	537,963
Tranche B 2LN, term loan 3.5% 1/15/22 (b)	357,447	346,673
Tranche B 3LN, term loan 3.5% 1/15/22 (b)	587,872	570,154

TOTAL CABLE/SATELLITE TV		19,055,818

Capital Goods - 0.1%
SRAM LLC. Tranche B, term loan 4.0159% 4/10/20 (b)	362,320	298,613
Chemicals - 4.1%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (b)	1,477,575	1,460,952
AgroFresh, Inc. Tranche B, term loan 5.75% 7/31/21 (b)	1,247	1,231
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (b)	610,000	608,475
Tranche B 1LN, term loan 4.5236% 6/12/21 (b)	807,113	802,851
Aruba Investments, Inc. Tranche B, term loan 4.5% 2/2/22 (b)	644,894	630,384
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (b)	999,962	859,967
Tranche B 1LN, term loan 4.5% 12/2/19 (b)	1,162,208	1,109,908
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (b)	895,938	881,101
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (b)	1,000,000	952,500
Tranche B 1LN, term loan 6% 12/5/21 (b)	988,769	984,319
MacDermid, Inc.:
Tranche B 2LN, term loan 5.5% 6/7/20 (b)	606,822	585,584
Tranche B 3LN, term loan 5.5% 6/7/20 (b)	1,496,250	1,448,744
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (b)	995,000	975,727
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	250,000	244,793
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (b)	2,095,078	2,077,626
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (b)	1,009,925	922,395
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	1,348,225	1,325,642
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (b)	516,743	511,219
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (b)	573,563	554,044

TOTAL CHEMICALS		16,937,462

Consumer Products - 1.0%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (b)	936,573	830,431
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (b)	1,467,607	1,451,713
Revlon Consumer Products Corp. term loan 4% 8/19/19 (b)	699,260	694,673
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (b)	1,075,257	1,046,580

TOTAL CONSUMER PRODUCTS		4,023,397

Containers - 2.7%
Anchor Glass Container Corp. Tranche B, term loan 4.5435% 7/1/22 (b)	963,441	958,624
Berry Plastics Corp.:
Tranche E, term loan 3.75% 1/6/21 (b)	1,213,791	1,194,529
Tranche F, term loan 4% 10/1/22 (b)	2,434,226	2,409,884
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (b)	558,572	534,486
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (b)	1,353,733	1,223,775
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (b)	453,863	451,026
Tranche B 2LN, term loan 8.5% 8/3/23 (b)	55,000	54,381
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (b)	3,070,289	3,036,393
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (b)	1,441,751	1,416,520

TOTAL CONTAINERS		11,279,618

Diversified Financial Services - 2.2%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (b)	897,750	889,338
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (b)	1,090,000	1,080,920
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (b)	1,105,000	1,099,276
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (b)	386,355	343,856
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (b)	991,741	980,336
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (b)	286,974	282,669
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	1,000,000	855,000
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	699,713	629,741
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	2,977,273	2,886,704

TOTAL DIVERSIFIED FINANCIAL SERVICES		9,047,840

Diversified Media - 0.2%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (b)	941,600	927,476
Energy - 5.0%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	1,496,040	1,488,560
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (b)	873,846	866,200
Chelsea Petroleum Products I LLC Tranche B, term loan 6.5% 10/28/22 (b)	1,000,000	970,000
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (b)	1,500,000	1,000,005
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	687,545	681,241
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (b)	359,195	354,483
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (b)	1,848,331	1,170,604
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (b)	1,481,250	692,484
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (b)	1,210,656	968,525
Tranche C, term loan 5.25% 3/14/21 (b)	88,793	71,034
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (b)	640,412	573,169
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (b)	678,333	524,013
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (b)	309,222	309,222
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (b)	1,157,884	769,032
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (b)	2,100,000	315,000
Tranche B 1LN, term loan 3.875% 9/30/18 (b)	338,611	220,097
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (b)	409,932	179,550
Foresight Energy LLC Tranche B, term loan 5.5% 8/23/20 (b)	925,000	735,375
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (b)	221,254	202,448
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (b)	895,612	382,874
Panda Sherman Power, LLC term loan 9% 9/14/18 (b)	1,610,420	1,433,273
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	450,000	396,000
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	970,039	400,946
Sheridan Investment Partners I term loan 4.25% 12/16/20 (b)	899,117	510,249
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (b)	1,516,266	892,065
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (b)	125,074	70,979
Tranche M, term loan 4.25% 12/16/20 (b)	46,646	26,472
Targa Resources Corp. term loan 5.75% 2/27/22 (b)	455,122	440,331
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (b)	1,449,012	1,347,581
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5% 6/26/22 (b)	1,441,584	1,355,089
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (b)	1,518,975	1,465,811

TOTAL ENERGY		20,812,712

Entertainment/Film - 0.5%
AMC Entertainment, Inc. Tranche B, term loan 4% 12/15/22 (b)	500,000	498,930
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	583,538	549,010
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	215,000	202,100
Regal Cinemas Corp. Tranche B, term loan 3.803% 4/1/22 (b)	885,550	881,751

TOTAL ENTERTAINMENT/FILM		2,131,791

Environmental - 1.1%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (b)	1,301,588	1,257,659
Metal Services LLC Tranche B, term loan 6% 6/30/17 (b)	954,005	843,102
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (b)	545,000	489,138
Tranche B 1LN, term loan 4% 12/18/20 (b)	1,526,172	1,475,015
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (b)	386,294	378,085

TOTAL ENVIRONMENTAL		4,442,999

Food & Drug Retail - 4.1%
Albertson's LLC:
Tranche B 3LN, term loan 5.125% 8/25/19 (b)	962,500	951,556
Tranche B 4LN, term loan 5.5% 8/25/21 (b)	7,111,263	7,042,847
Tranche B 5LN, term loan 12/21/22 (c)	1,500,000	1,489,500
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (b)	1,704,253	1,691,471
GOBP Holdings, Inc. Tranche B 1LN, term loan 4.75% 10/21/21 (b)	1,481,278	1,422,027
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (b)	1,650,300	1,643,419
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (b)	1,536,614	1,514,118
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (b)	1,235,715	1,217,180

TOTAL FOOD & DRUG RETAIL		16,972,118

Food/Beverage/Tobacco - 2.2%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (b)	1,715,000	1,678,556
B&G Foods, Inc. Tranche B, term loan 3.75% 10/2/22 (b)	1,000,000	997,810
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (b)	1,000,000	972,500
Tranche B 1LN, term loan 5.5% 11/13/21 (b)	1,751,767	1,745,198
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (b)	932,955	879,310
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (b)	209,307	208,751
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (b)	1,085,000	1,019,900
Tranche B 1LN, term loan 4.9375% 6/30/21 (b)	1,767,625	1,723,434

TOTAL FOOD/BEVERAGE/TOBACCO		9,225,459

Gaming - 5.6%
American Casino & Entertainment Properties LLC Tranche B, term loan 4.75% 7/7/22 (b)	497,500	495,013
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	1,810,418	1,800,080
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	804,217	728,323
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	7,326,914	6,411,050
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	845,750	837,293
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (b)	250,974	248,464
5.5% 11/21/19 (b)	107,560	106,485
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (b)	2,104,914	2,081,234
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (b)	915,439	901,708
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (b)	2,795,516	2,728,620
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (b)	4,441,353	4,035,280
Tranche B, term loan 6% 10/18/20 (b)	558,851	509,952
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (b)	998,021	976,194
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (b)	1,155,724	1,144,167
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (b)	208,509	201,732

TOTAL GAMING		23,205,595

Healthcare - 7.7%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	848,448	839,344
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (b)	1,191,509	1,160,232
Community Health Systems, Inc.:
Tranche F, term loan 3.6567% 12/31/18 (b)	992,500	977,196
Tranche G, term loan 3.75% 12/31/19 (b)	1,532,887	1,491,698
Tranche H, term loan 4% 1/27/21 (b)	1,702,733	1,673,548
Concentra, Inc. Tranche B 1LN, term loan 4.0038% 6/1/22 (b)	995,000	987,120
Concordia Healthcare Corp. Tranche B 1LN, term loan 5.25% 10/21/21 (b)	575,000	550,925
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (b)	962,588	934,008
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (b)	1,719,268	1,692,052
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (b)	1,000,000	985,420
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (b)	1,216,346	1,228,510
Genoa, a QoL Healthcare Co. LLC Tranche 1LN, term loan 4.5% 4/30/22 (b)	321,692	312,041
Grifols, S.A. Tranche B, term loan 3.4239% 2/27/21 (b)	480,169	475,127
HCA Holdings, Inc. Tranche B 5LN, term loan 3.1739% 3/31/17 (b)	1,797,536	1,794,283
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	2,547,656	2,405,955
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (b)	559,188	558,589
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (b)	512,425	480,398
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	1,336,642	1,296,542
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (b)	900,854	867,072
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (b)	997,500	980,872
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	1,979,899	1,905,653
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (b)	702,900	692,940
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 11/17/23 (c)	1,000,000	981,250
Tranche B 1LN, term loan 11/17/22 (c)	2,000,000	1,980,000
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 10/20/18 (c)	222,031	213,705
Tranche B, term loan 4% 4/1/22 (b)	4,443,825	4,264,961

TOTAL HEALTHCARE		31,729,441

Homebuilders/Real Estate - 1.4%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (b)	1,000,000	983,330
Tranche B 1LN, term loan 4.25% 11/4/21 (b)	1,973,853	1,922,651
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (b)	82,714	81,473
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (b)	2,845,566	2,819,472

TOTAL HOMEBUILDERS/REAL ESTATE		5,806,926

Hotels - 1.8%
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (b)	765,428	751,398
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (b)	1,810,000	1,784,352
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (b)	2,327,032	2,320,493
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (b)	1,899,222	1,846,993
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (b)	954,791	923,760

TOTAL HOTELS		7,626,996

Insurance - 0.3%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (b)	995,000	968,881
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (b)	293,506	276,263

TOTAL INSURANCE		1,245,144

Leisure - 1.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	1,580,925	1,472,236
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (b)	500,000	498,125
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (b)	870,410	859,895
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (b)	1,492,500	1,452,397
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (b)	1,208,267	1,187,122
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (b)	1,137,546	1,127,593
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (b)	1,136,325	420,440

TOTAL LEISURE		7,017,808

Metals/Mining - 2.3%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	485,057	462,322
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (b)	1,272,339	398,662
Tranche B 2LN, term loan 8.75% 12/19/20 (b)	1,870,000	112,200
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	1,090,864	1,054,047
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (b)	4,163,667	3,076,325
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (b)	651,347	498,281
Tranche B 2LN, term loan 7.5% 4/16/20 (b)	2,522,524	1,599,104
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (b)	955,000	794,245
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (b)	1,358,535	638,511
Walter Energy, Inc. Tranche B, term loan 4/1/18 (c)	3,825,000	1,020,013

TOTAL METALS/MINING		9,653,710

Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (b)	304,983	301,933
Publishing/Printing - 2.2%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (b)	2,023,297	1,967,656
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	2,358,559	1,470,562
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	1,492,500	1,429,069
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.75% 3/22/19 (b)	330,369	322,384
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (b)	1,239,020	1,053,167
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (b)	997,477	976,280
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	1,985,000	1,897,660

TOTAL PUBLISHING/PRINTING		9,116,778

Restaurants - 1.4%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	1,273,775	1,261,037
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (b)	1,326,767	1,318,063
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	1,639,250	1,622,858
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (b)	1,406,690	1,403,174

TOTAL RESTAURANTS		5,605,132

Services - 6.5%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	1,274,298	1,209,220
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	1,602,734	1,511,074
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (b)	593,401	590,808
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	3,299,185	2,342,422
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	2,333,249	2,236,419
Creative Artists Agency LLC Tranche B, term loan 5.5038% 12/17/21 (b)	2,053,389	2,043,122
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	575,628	552,442
Tranche 2LN, term loan 7.5% 7/25/22 (b)	1,060,000	944,153
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	997,500	972,563
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	1,000,000	980,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	6,319,645	5,213,707
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	1,439,052	1,295,147
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (b)	2,456,347	2,391,868
On Assignment, Inc. Tranche B, term loan 3.75% 6/5/22 (b)	438,788	436,410
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (b)	842,338	827,597
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (b)	245,000	235,200
Tranche B 1LN, term loan 5.5031% 3/18/21 (b)	734,450	723,433
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (b)	497,500	497,500
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (b)	1,255,614	1,239,919
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (b)	368,150	358,026
Tranche B 2LN, term loan 8% 5/14/23 (b)	305,000	287,463

TOTAL SERVICES		26,888,493

Steel - 0.3%
Essar Steel Algoma, Inc. Tranche B, term loan 5.4375% 8/16/19 (b)	1,970,050	468,872
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (b)	824,661	791,675

TOTAL STEEL		1,260,547

Super Retail - 5.0%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (b)	1,410,308	1,357,422
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (b)	965,000	857,238
Tranche B 1LN, term loan 4.5% 9/26/19 (b)	1,939,416	1,853,752
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	360,000	296,280
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (b)	1,496,250	1,489,711
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (b)	1,532,798	988,271
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (b)	5,351,687	5,248,667
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (b)	1,551,113	1,503,617
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (b)	775,405	772,358
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	2,487,500	2,418,472
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	2,131,262	1,992,730
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (b)	2,081,346	624,404
Staples, Inc. Tranche B, term loan 4/24/21 (c)	1,500,000	1,480,620

TOTAL SUPER RETAIL		20,883,542

Technology - 10.8%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (b)	291,356	285,302
Tranche B 2LN, term loan 7.5% 1/23/22 (b)	335,000	306,525
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 12/31/22 (c)	2,500,000	2,470,325
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (b)	743,552	741,076
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	1,180,000	1,137,721
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (b)	1,324,356	1,078,688
5% 9/10/20 (b)	3,869,777	3,175,964
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	1,492,462	1,262,996
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (b)	1,460,152	1,441,447
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (b)	3,980,000	3,948,001
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	1,492,500	1,453,591
First Data Corp.:
Tranche B, term loan 3.9175% 9/24/18 (b)	2,000,000	1,970,000
Tranche B, term loan 4.1675% 7/10/22 (b)	3,000,000	2,954,250
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (b)	460,000	423,200
Tranche B 1LN, term loan 5% 6/17/21 (b)	307,757	301,857
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (b)	1,405,448	1,316,441
Informatica Corp. Tranche B, term loan 4.5% 8/6/22 (b)	817,950	785,526
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (b)	2,415,000	2,394,883
Tranche B 1LN, term loan 4.5% 10/30/19 (b)	1,904,470	1,869,961
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	480,000	469,200
Tranche B 1LN, term loan 5% 10/16/22 (b)	495,000	481,388
Microsemi Corp. Tranche B, term loan 12/16/22 (c)	1,000,000	980,500
NXP BV Tranche B 2LN, term loan 3.75% 12/7/20 (b)	2,000,000	1,988,500
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (b)	1,679,109	1,656,727
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (b)	1,703,910	1,627,234
Tranche 2LN, term loan 8% 4/9/22 (b)	750,000	701,250
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	2,992,500	2,952,281
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0068% 7/8/22 (b)	1,156,951	1,146,827
Tranche B 2LN, term loan 4.0175% 7/8/22 (b)	170,263	168,774
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (b)	925,000	903,031
Tranche B 1LN, term loan 4.75% 11/12/21 (b)	826,660	818,543
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	1,845,375	1,665,451

TOTAL TECHNOLOGY		44,877,460

Telecommunications - 5.8%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (b)	4,271,628	4,236,943
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.875% 3/31/17 (b)	194,769	175,292
Tranche D 2LN, term loan 4.1031% 3/31/19 (b)	2,318,526	2,086,674
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	3,258,906	3,231,206
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (b)	1,488,750	1,436,644
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	2,845,000	2,684,457
Level 3 Financing, Inc. Tranche B 2LN, term loan 3.5% 5/31/22 (b)	3,000,000	2,949,750
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (b)	471,213	453,839
Tranche B 1LN, term loan 4% 4/11/20 (b)	2,035,599	1,977,584
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (b)	492,525	485,960
Sable International Finance Ltd.:
Tranche B 1LN, term loan 12/2/22 (c)	550,000	537,796
Tranche B 2LN, term loan 12/2/22 (c)	450,000	440,015
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	1,980,000	1,065,240
Tranche B2 1LN, term loan 5.25% 4/30/20 (b)	1,000,000	712,500
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (b)	1,000,000	998,910
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (b)	638,167	612,641

TOTAL TELECOMMUNICATIONS		24,085,451

Transportation Ex Air/Rail - 0.7%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	1,000,000	920,000
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (b)	1,222,524	1,165,469
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (b)	940,416	815,030

TOTAL TRANSPORTATION EX AIR/RAIL		2,900,499

Utilities - 4.9%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (b)	776,950	763,354
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	86,368	85,252
6.375% 8/13/19 (b)	1,299,490	1,282,700
Calpine Corp. Tranche B 3LN, term loan 4% 10/9/19 (b)	2,161,122	2,101,691
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (b)	1,240,000	1,234,110
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	1,746,608	1,718,225
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	1,287,441	909,796
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (b)	1,620,000	1,490,400
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	2,463,788	2,266,685
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	2,073,105	1,868,386
Longview Power LLC Tranche B, term loan 7% 4/13/21 (b)	995,000	855,700
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	2,490,000	2,278,350
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	674,725	509,417
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (b)	1,405,416	768,299
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	1,228,063	1,080,695
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (b)	232,325	216,643
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (b)	734,450	723,433

TOTAL UTILITIES		20,153,136

TOTAL BANK LOAN OBLIGATIONS
(Cost $408,979,862)		373,616,674

Nonconvertible Bonds - 1.8%
Broadcasting - 0.2%
Clear Channel Communications, Inc. 9% 12/15/19	1,183,000	863,590
Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.512% 12/15/19 (b)(d)	2,945,000	2,878,738
Energy - 0.2%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.8341% 8/1/19 (b)(d)	2,250,000	838,125
Healthcare - 0.2%
Tenet Healthcare Corp. 4.012% 6/15/20 (b)(d)	1,000,000	975,000
Metals/Mining - 0.0%
Murray Energy Corp. 11.25% 4/15/21 (d)	1,000,000	182,500
Publishing/Printing - 0.3%
Cenveo Corp. 6% 8/1/19 (d)	920,000	648,600
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (b)	430,000	455,800

TOTAL PUBLISHING/PRINTING		1,104,400

Telecommunications - 0.2%
Altice Financing SA 7.875% 12/15/19 (d)	650,000	676,000
TOTAL NONCONVERTIBLE BONDS
(Cost $10,193,052)		7,518,353
	Shares	Value

Common Stocks - 0.6%
Chemicals - 0.4%
LyondellBasell Industries NV Class A	18,200	1,581,580
Diversified Financial Services - 0.0%
CA Acquisition LLC Class B (e)	2,404	2,404
Publishing/Printing - 0.1%
Tribune Media Co. Class A	6,975	235,825
Telecommunications - 0.1%
FairPoint Communications, Inc. (f)	34,000	546,380
TOTAL COMMON STOCKS
(Cost $1,285,331)		2,366,189

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (f)
(Cost $29,756)	29,756	29,756

Money Market Funds - 8.5%
Fidelity Cash Central Fund, 0.33% (g)
(Cost $35,302,473)	35,302,473	35,302,473
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $455,790,474)		418,833,445
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(4,731,380)
NET ASSETS - 100%		$414,102,065

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,198,963 or 1.5% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,404 or 0.0% of net assets.

 (f) Non-income producing

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
CA Acquisition LLC Class B	12/9/15	$2,404

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,502

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$235,825	$235,825	$--	$--
Financials	2,404	--	--	2,404
Materials	1,581,580	1,581,580	--	--
Telecommunication Services	546,380	546,380	--	--
Bank Loan Obligations	373,616,674	--	369,258,068	4,358,606
Corporate Bonds	7,518,353	--	7,518,353	--
Other	29,756	--	--	29,756
Money Market Funds	35,302,473	35,302,473	--	--
Total Investments in Securities:	$418,833,445	$37,666,258	$376,776,421	$4,390,766

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$4,630,472
Net Realized Gain (Loss) on Investment Securities	(23,285)
Net Unrealized Gain (Loss) on Investment Securities	(233,351)
Cost of Purchases	989,471
Proceeds of Sales	(1,010,210)
Amortization/Accretion	5,509
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$4,358,606
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2015	$(218,211)
Other Investments in Securities
Beginning Balance	$29,756
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	2,404
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$32,160
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2015	$--

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $454,366,956. Net unrealized depreciation aggregated $35,533,511, of which $2,503,447 related to appreciated investment securities and $38,036,958 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the

Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2016